Related Party Transactions (Details) - Affiliates - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Debt held by related parties	$ 1,850,000		$ 1,350,000	$ 2,362,561
Warrants held by related parties	4,672,623		4,265,009	942
Related party interest expense	$ 38,466	$ 94,348	$ 1,608,372	$ 120,687